Related party transactions and balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

8	Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate.

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and December 31, 2024:

Name of related parties	Relationship with the Company
DLG Ventures Pte. Ltd.	Shareholder as of December 31, 2024.

i) Significant transactions with related parties were as follows:

	For the six-month ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Interest expense on note from a shareholder	37	-	-